THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON AUGUST 15, 2005
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON MAY 15, 2006
                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------------

Check here if Amendment [ X]; Amendment Number: 3
                                                -
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

       /s/ Mark D. Lerner            Baltimore, Maryland         5/15/06
       ---------------------------   -----------------------     --------------
                   [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                           --------------------------

Form 13F Information Table Entry Total:    1
                                           --------------------------

Form 13F Information Table Value Total:    $155,638
                                           --------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                      FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       VALUE     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS      CUSIP     (X$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

Guidant Corp.           COM                 401698105  155,638   2,312,600  SH            SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------